COMMITMENTS and CONTINGENCIES	12 Months Ended
Dec. 31, 2022
Disclosure of contingent liabilities [abstract]
COMMITMENTS and CONTINGENCIES	In addition to entering into various operational commitments in the normal course of business, the Company had commitments of approximately $50.2 million at December 31, 2022 (December 31, 2021: $34.5 million) for construction activities at its sites and projects.